Acquisition costs and other expenditure - Key management remuneration (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Key management remuneration
Salaries and short-term benefits	$ 22,500,000	$ 29,300,000	$ 20,000,000.0
Post-employment benefits	1,000,000.0	1,400,000	1,200,000
Share-based payments	15,400,000	14,000,000.0	14,600,000
Payments on separation	1,000,000.0	23,500,000
Total key management remuneration	39,900,000	68,200,000	35,800,000
Share-based payments in accordance with IFRS 2	6,700,000	7,500,000	10,700,000
Deferred share awards	$ 8,700,000	6,500,000	$ 3,900,000
Kai Nargolwala
Key management remuneration
Amounts paid to directors who stepped down		102,000
Fields Wicker-Miurin
Key management remuneration
Amounts paid to directors who stepped down		$ 203,000